Risk management (Tables)	9 Months Ended
Sep. 30, 2023
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

	September 30,	December 31,
(USD$ Millions)	2023	2022
	(Unaudited)
Cash and cash equivalents	765	615
Other financial assets	1,063	955
Trade receivables and payables	(608)	(392)
Loans and borrowings	(18,388)	(16,113)
Other assets and liabilities	98	202
Net liability position	(17,070)	(14,733)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of September 30, 2023:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	24,385	796,716
5%	121,925	3,983,580

Schedule of non-derivative hedging instrument

	September 30,	December 31,
(USD$ Millions)	2023	2022
	(Unaudited)
Opening balance	5,572	4,972
Reassignment of hedging instruments	227	1,879
Realized exports	(227)	(1,879)
Designation of new hedges	693	600
Closing balance	6,265	5,572

Schedule of movement in the other comprehensive income

	September 30,	December 31,
	2023	2022
	(Unaudited)
Opening balance	(2,473,999)	(945,250)
Exchange difference	3,760,813	(4,317,263)
Realized exports (Note 22)	480,231	1,143,287
Ineffectiveness	18,998	6,625
Deferred tax (Note 10)	(1,980,061)	1,638,602
Closing balance	(194,018)	(2,473,999)

	September 30,	December 31,
	2023	2022
	(Unaudited)
Opening balance	9,354,071	4,366,336
Exchange difference	(6,573,497)	7,526,124
Deferred tax	2,213,355	(2,538,389)
Closing balance	4,993,929	9,354,071

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2023 (Oct-Dec)	24,860	(10,847)	14,013
2024	94,236	(43,853)	50,383
2025	93,139	(43,343)	49,796
2026	90,478	(42,104)	48,374
2027	(7,208)	3,354	(3,854)
2028	(7,420)	3,453	(3,967)
2029	(7,748)	3,606	(4,142)
2030	17,937	(8,347)	9,590
2031	30,771	(14,319)	16,452
2032	30,097	(14,006)	16,091
2033	2,397	(1,115)	1,282
	361,539	(167,521)	194,018

Schedule of leverage index over the periods reported

	September 30,	December 31,
	2023	2022
	(Unaudited)
Loans and borrowings (Note 19)	109,728,676	115,134,839
Cash and cash equivalents (Note 6)	(12,070,744)	(15,401,058)
Other financial assets (Note 9)	(2,143,515)	(2,725,871)
Net financial debt	95,514,417	97,007,910
Equity	101,924,635	113,903,089
Leverage (1)	48.38%	45.99%

(1)Net financial debt / (Net financial debt + Equity)